Fees Summary	Feb. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,081,851.45
Previously Paid Amount	0
Total Fee Amount	5,673.4
Total Offset Amount	0
Net Fee	$ 5,673.4